Due from Related Parties (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd CNY
Related Party Transaction [Line Items]
Due from related parties	$ 1,182,970	7,370,022	3,410,114	23,642	$ 153,442	955,956	16,863	$ 65,906	410,598	3,369,609	$ 40,128	250,000	$ 923,494	5,753,468